Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Valuation allowance for deferred tax assets	$ (335,000)
Deferred tax assets	21,116	$ 18,822
Deferred tax liabilities:
Net deferred tax liability	(3,584)	(6,279)
Deferred tax assets and liabilities in the accompanying Consolidated Balance Sheets include:
Deferred tax assets	21,116	18,822
Deferred tax liabilities	24,700	25,101
Net deferred tax liability	(3,584)	(6,279)
Reportable Legal Entities [Member]
Deferred tax assets:
Pension liability	9,732	12,033
Accrued liabilities for incentive compensation	22,208	21,640
Net operating loss carryforward	349,916	325,636
State net operating loss carryforward	18,308	24,367
Long-term contracts		4,312
Other	1,861	2,060
Total deferred tax assets	402,025	390,048
Valuation allowance for deferred tax assets	(334,991)	(336,146)
Deferred tax assets	67,034	53,902
Deferred tax liabilities:
Property, plant and equipment	37,883	34,419
Prepaid drydock	1,367	7,639
Long-term contracts	10,989
Investments in joint ventures and affiliated companies	17,044	14,960
Unrealized exchange gains and other	3,335	3,163
Total deferred tax liabilities	70,618	60,181
Deferred tax assets and liabilities in the accompanying Consolidated Balance Sheets include:
Deferred tax assets	$ 67,034	$ 53,902